LOSS (INCOME) PER SHARE	6 Months Ended
Jun. 30, 2019
LOSS (INCOME) PER SHARE [Abstract]
LOSS (INCOME) PER SHARE
NOTE 5:-	LOSS (INCOME) PER SHARE

a.	Details of the number of shares and loss (income) used in the computation of loss (income) per share:

	Six months ended June 30, 2019		Three months ended June 30, 2019
	Weighted Number of Shares	Loss (Income) Attributed to equity holders of the Company	Weighted Number of Shares	Loss (Income) Attributed to equity holders of the Company

For the computation of basic loss (income)	25,268,501	$9,545	25,495,236	$(5,962)
Effect of potential dilutive ordinary shares (Warrants)	1,078,165	13,471	476,457	17,378

For the computation of diluted loss (income)	26,346,666	$23,016	25,971,693	$11,416

b.
The total weighted number of shares that used for the basic and diluted loss per share calculations, for the six and three month period ended June 30, 2018 was 689,898 and for the year ended December 31, 2018 was 5,025,213.